Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

The following is a description of the more significant accounting and reporting policies used in the preparation and presentation of the accompanying consolidated financial statements.  All significant intercompany transactions have been eliminated in consolidation.

(a)	Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS was formed during fiscal 2002 and began operating during the December 2001 quarter.  SFINS is an insurance agency offering auto, business, and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries. SFSC was formed in 1975 and is currently inactive.

(b)	Change in Fiscal Year
The Company's Board of Directors approved a change in the Company's fiscal year end from March 31 to December 31, effective December 31, 2012. As a result of this change, the consolidated financial statements for the period ended December 31, 2012 include the Company's financial results for the nine month transition period from April 1, 2012 to December 31, 2012. The following table presents certain comparative transition period condensed financial information for the periods ended December 31, 2014, 2013 and 2012.

	For the Years Ended December 31,			For the Nine Months Ended December 31,
	2014	2013	2012	2014	2013	2012
			(Unaudited)	(Unaudited)	(Unaudited)
Interest Income	$29,482,164	$30,447,367	$33,742,799	$22,288,689	$22,743,098	$24,791,224
Interest Expense	5,813,056	7,532,936	10,273,737	4,262,965	5,419,314	7,459,816
Net Interest Income	23,669,108	22,914,431	23,469,062	18,025,724	17,323,784	17,331,408
Provision For Loan Losses	450,000	2,645,381	3,925,000	350,000	1,500,000	1,975,000
Net Interest Income After Provision For Loan Losses	23,219,108	20,269,050	19,544,062	17,675,724	15,823,784	15,356,408
Non-Interest Income	6,162,783	6,895,804	5,979,341	4,626,384	4,950,822	4,364,854
General And Administrative Expenses	21,267,983	22,033,308	22,187,423	15,941,304	16,520,424	17,062,554
Income Before Income Taxes	8,113,908	5,131,546	3,335,980	6,360,804	4,254,182	2,658,708
Provision For Income Taxes	2,303,168	1,340,384	951,084	1,852,584	1,134,389	703,759
Net Income	5,810,740	3,791,162	2,384,896	4,508,220	3,119,793	1,954,949
Preferred Stock Dividends	440,000	440,000	440,000	330,000	330,000	330,000
Net Income Available To Common Shareholders	$5,370,740	$3,351,162	$1,944,896	$4,178,220	$2,789,793	$1,624,949

Net Income Per Common Share (Basic)	$1.82	$1.14	$0.66	$1.42	$0.95	$0.55
Net Income Per Common Share (Diluted)	$1.75	$1.12	$0.66	$1.36	$0.93	$0.55
Cash Dividend Per Share On Common Stock	$0.32	$0.32	$0.32	$0.24	$0.24	$0.24

(1)	Significant Accounting Policies, Continued

(c)	Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

(d)	Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.

Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company had no investment in trading securities.

(e)	Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

(f)	Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses.

Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions.  Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly. While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.

The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral less estimated selling costs.  In accordance with our policy, non-accrual commercial loans with a balance less than $200,000 and non-accrual consumer loans with a balance less than $100,000 are deemed immaterial and therefore excluded from the individual impairment review. Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

(1)	Significant Accounting Policies, Continued

(g)	Loans Receivable Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

(h)	Other Real Estate Owned
Other real estate owned represents real estate and other assets acquired through foreclosure or repossession and are initially recorded at the estimated fair value less costs to sell.  Subsequent improvements are capitalized.  Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost.  Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell.  Fair values are generally determined by reference to an outside appraisal.

(i)	Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are seven to 40 years for buildings and improvements and generally three to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

(j)	Intangible Assets and Goodwill
Intangible Assets consist of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation in July 2006.  The goodwill also is a result of the excess of the cost over the fair value of net assets resulting from the Collier Jennings acquisition.

Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  The intangible assets which consisted of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation, were fully amortized during the year ended December 31, 2014. Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

(k)	Income Taxes
Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases.  Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items.  A valuation allowance, if applicable, is established for deferred tax assets that may not be realized.  Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to March 31, 2011 are closed for federal, state and local income tax matters.

(1)	Significant Accounting Policies, Continued

(l)	Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

(m)	Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan.  The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

(n)	Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $484,000, $356,000, and $304,000 were included in the Company’s results of operations for the year ended December 31, 2014 and 2013 and the nine months ended December 31, 2012, respectively.

(o)	Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

(p)	Earnings Per Share
Accounting guidance specifies computation and presentation requirements for both basic earnings per share ("EPS") and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Earnings Available To Common Shareholders
Net Income	$5,810,740	$3,791,162	$1,954,949
Preferred Stock Dividends	440,000	440,000	330,000
Net Income Available To Common Shareholders	$5,370,740	$3,351,162	$1,624,949

(1)	Significant Accounting Policies, Continued

The following tables show the effect of dilutive options and warrants on the Company’s earnings per share for the periods indicated:

	For the Year Ended December 31, 2014
	Income	Shares	Per Share Amounts
Basic EPS	$5,370,740	2,944,001	$1.82
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	$(0.07)
Diluted EPS	$5,672,506	3,248,201	$1.75

	For the Year Ended December 31, 2013
	Income	Shares	Per Share Amounts
Basic EPS	$3,351,162	2,944,001	$1.14
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	$(0.02)
Diluted EPS	$3,652,928	3,248,201	$1.12

There were no dilutive securities or options for the nine months ended December 31, 2012 therefore no reconciliation is provided.

The average market price used in calculating the assumed number of dilutive shares issued for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012 was $14.56, $11.37, and $8.63 respectively. As a result of the average stock price being less than the exercise price of all options and warrants in years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012, the options are not dilutive in calculating diluted earnings per share for those periods.

(q)	Use of Estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

(r)	Recently Issued Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

In January 2014, the FASB amended the Receivables topic of the Accounting Standards Codification. The amendments are intended to resolve diversity in practice with respect to when a creditor should reclassify a collateralized consumer mortgage loan to other real estate owned (OREO). In addition, the amendments require a creditor reclassify a collateralized consumer mortgage loan to OREO upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement.

(1)	Significant Accounting Policies, Continued

The amendments will be effective for the Company for annual periods, and interim periods within those annual period beginning after December 15, 2014, with early implementation of the guidance permitted. In implementing this guidance, assets that are reclassified from real estate to loans are measured at the carrying value of the real estate at the date of adoption. Assets reclassified from loans to real estate are measured at the lower of the net amount of the loan receivable or the fair value of the real estate less costs to sell at the date of adoption. The Company will apply the amendments prospectively. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

In May 2014, the FASB issued guidance to change the recognition of revenue from contracts with customers. The core principle of the new guidance is that an entity should recognize revenue to reflect the transfer of goods and services to customers in an amount equal to the consideration the entity receives or expects to receive. The guidance will be effective for the Company for reporting periods beginning after December 15, 2016. The Company will apply the guidance using a modified retrospective approach. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

In June 2014, the FASB issued guidance which makes limited amendments to the guidance on accounting for certain repurchase agreements. The new guidance (1) requires entities to account for repurchase-to-maturity transactions as secured borrowings (rather than as sales with forward repurchase agreements), (2) eliminates accounting guidance on linked repurchase financing transactions, and (3) expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers (specifically, repos, securities lending transactions, and repurchase-to-maturity transactions) accounted for as secured borrowings. The amendments will be effective for the Company for the first interim or annual period beginning after December 15, 2014. The Company will apply the guidance by making a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

In June 2014, the FASB issued guidance which clarifies that performance targets associated with stock compensation should be treated as a performance condition and should not be reflected in the grant date fair value of the stock award. The amendments will be effective for the Company for fiscal years that begin after December 15, 2015. The Company will apply the guidance to all stock awards granted or modified after the amendments are effective. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

In August 2014, the FASB issued guidance that is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. In connection with preparing financial statements, management will need to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the organization’s ability to continue as a going concern within one year after the date that the financial statements are issued. The amendments will be effective for the Company for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

In January 2015, the FASB issued guidance that eliminated the concept of extraordinary items from U.S. GAAP. Existing U.S. GAAP required that an entity separately classify, present, and disclose extraordinary events and transactions. The amendments will eliminate the requirements for reporting entities to consider whether an underlying event or transaction is extraordinary, however, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The amendments may be applied either prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

(1)	Significant Accounting Policies, Continued

(s)       Risks and Uncertainties
In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

(t)	Reclassifications
Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.